united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 68130

(Address of principal executive offices) (Zip code)

Jen Farrell, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 8/31

Date of reporting period: 8/31/19

Item 1. Reports to Stockholders.

Sage ESG Intermediate Credit ETF

GUDB

August 31, 2019

Annual Report

Advised by:

Sage Advisory Services LTD Co.
5900 Southwest Parkway
Building 1
Austin, TX 78735-6202

Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.SageETFs.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Annual Letter to Shareholders of the Sage Intermediate Credit ETF (GUDB)

One of our key initiatives at Sage is to provide clients with Environmental, Social, and Governance investing options. We are proud to have created the first intermediate duration credit ETF that optimizes for ESG factors. Launched in September 2017, GUDB stands for “good bonds,” and we at Sage strive to include the most sustainable investments in this asset class with the most attractive relative returns.

We would like to thank our supporters for making this advancement possible.

Because GUDB is a relatively new fund, we would like to review its investment objective, strategy, and purpose.

Investment Objective

The Sage ESG Intermediate Credit ETF (the “Fund”) seeks to provide investors access to a portfolio of investment grade credit bonds issued by companies with strong fundamentals and best-in-class ESG (Environmental, Social, Governance) characteristics. The Fund seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Sage ESG Intermediate Credit Index. The Sage Intermediate Credit Index is created via a systematic, rules-based approach to identify securities from the Bloomberg Barclays Capital U.S. Intermediate Credit Bond Index with optimal ESG ratings, while closely aligning duration and risk characteristics.

Principal Investment Strategy

The Fund generally seeks to invest at least 80% of its total assets in the component securities of the SAGE ESG Credit Bond Index (the “Index”). The Index consists of corporate bonds selected from the Bloomberg Barclays Capital U.S. Intermediate Credit Bond Index that meet Environmental, Social and Governance (ESG) criteria jointly developed by the Sage and Sustainalytics and powered by Wilshire. Sustainalytics, based in London, England, is a global leader in ESG and Corporate Governance research and ratings. The Index is maintained by using the Sage/Sustainalytics proprietary framework to assign each issuer of bonds in the Bloomberg Barclays Capital U.S. Intermediate Credit Bond Index an ESG score from 1 to 100. To be eligible for the inclusion in the Index, an issuer must have

●	Minimum overall ESG Score of 50

●	Rank in the Top 40% of its relevant peer group

●	Have a controversy score of no higher than 3 (on a scale of 0-5)

The Index using a rules-based methodology consists of investment grade domestic and U.S. dollar denominated foreign credit bonds that meet the criteria described above, representing each

3683-NLD-9/10/2019

industry sector in proportion to the sectors that make up the Bloomberg Barclays Capital U.S. Intermediate Credit Bond Index. The bonds in the Index are also consistent with the duration, maturity and yield curve positioning in the Bloomberg Barclays Capital U.S. Intermediate Credit Bond Index.

Fund Performance

Fund Name	1M	3M	6M	1YR	Since Inception	Inception Date
Sage ESG Intermediate Credit ETF	1.51%	3.19%	6.09%	8.54%	4.13%	10/31/2017
Sage ESG Intermediate Credit Index **	1.53%	3.32%	6.46%	9.22%	4.70%	10/31/2017
Bloomberg Barclays U.S. Intermediate Credit Index ***	1.73%	3.45%	6.64%	9.27%	4.30%	10/31/2017

**	The Sage ESG Credit Bonds Index consists of corporate bonds selected from the Barclays Capital U.S. Intermediate Credit Bond Index that meet Environmental, Social and Governance (ESG) criteria jointly developed by the adviser and Sustainalytics. The Fund’s portfolio holdings may differ significantly from the securities held in the Index, and unlike an exchange traded fund (“ETF”), an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. Investors may not invest directly in an index.

***	The Bloomberg Barclays U.S. Intermediate Credit Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 1 year and less than 10 years. Investors may not invest directly in an index.

The Fund performed positively over the last 12 months as corporate bonds benefitted from an environment which global central banks were providing monetary accommodation, the global economy was slowing, and investors piled into US fixed income even amid record low yields. The lower interest rate and credit spread trend both contributed positively to the intermediate market segment and to the Fund’s performance.

Purpose and Uses

●	The Sage ESG Intermediate Credit ETF could serve as an important core building block for a diversified ESG-focused asset allocation

●	The Sage ESG Intermediate Credit ETF is an investment vehicle comprised of approximately 100 highly liquid corporate bonds diversified across industries and maturities.

Market Outlook

The main macro story for 2019 has been that the Fed and the other major central banks have turned dovish in the face of a weakening global economy and trade concerns. This has bolstered risk markets, sent global rates falling, and is likely to be the trend for the near-term, as the policy shift has been dramatic and central bank dialogue has highlighted a commitment to easing. This suggests staying risk-on in the near-term, but for investors, the difficult questions have yet to be answered. Namely, is this policy shift a temporary boost that will reverse the economic

3683-NLD-9/10/2019

slowdown, or the beginning of a long easing cycle to manage us through a recession? Unfortunately, recent data has suggested the risk of the latter is growing. U.S. growth appears to be downshifting to a below-trend growth rate, bending under the weight of waning fiscal stimulus, global weakness, and the lagging effects of previous Fed tightening. Global growth also appears to be slowing, as China battles the effects of current tariffs and trade uncertainty, and EU data continues to fade.

From a capital market perspective, it makes sense to position for an easing bias, where risk assets and spreads are resilient, but volatility is higher as the reaction to policy is fickle. This would include a longer-duration bias, a modest overweight to spread sectors, and a bullish stance within equity allocations. While rates have declined significantly over the preceding months and will be vulnerable to the upside on positive trade developments or more stable data, we continue to believe the path is downward. In our view, rates have not just repriced for a weaker growth outlook but have also repriced for a lower long-term neutral zone for rates, and for the realities of stubbornly low inflation. For spread sectors, the technical backdrop is very favorable, with demand for yield well outstripping supply and yields now lower globally. This combined with central bank easing should support credit spreads over the coming quarter. Technicals and cautious positioning also favors equities and other risk assets, and we wouldn’t rule out further meaningful upside given the right combination of data and Fed easing. That said, at this late stage of the current cycle and given the meaningful downside macro risks present, we stress the tactical nature of our outlook. While policy is an effective short-term stimulant to markets, in a scenario where the business cycle rolls over, we doubt a handful of Fed cuts would insulate risk assets from a recession.

For the remainder of 2019, we still see a friendly backdrop for core fixed income into the second half of 2019, as the Fed begins easing and the demand for yield and relative attractiveness of U.S. credit supports spreads. Ultimately, we believe weak data trends, continued escalation in trade tensions, and follow-through easing from the Fed will keep the bias in rates to the downside. While credit spreads will draw support from the imbalance in supply and demand, valuations are near historic tights and may result in lower excess return over the intermediate term.

Sincerely,

Sage Advisory Services, Ltd. Co.

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

3683-NLD-9/10/2019

Sage ESG Intermediate Credit ETF
PORTFOLIO REVIEW (Unaudited)
August 31, 2019

The Fund’s performance figures(*) for the year ended August 31, 2019, compared to its benchmark:

	One Year	Since Inception (a)
	(Annualized)	(Annualized)
Sage ESG Intermediate Credit ETF	8.54%	4.13%
Sage ESG Intermediate Credit ETF - Market Price	8.73%	4.15%
Bloomberg Barclays U.S. Intermediate Credit Index **	9.27%	8.66%
Sage ESG Credit Bonds Index ***	9.22%	4.70%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when sold, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the sale of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least December 31, 2019 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 0.35% of average daily net assets. This agreement may be terminated by the Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Please review the Fund’s most recent prospectus for more detail on the expense waiver.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing registered investment company shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.35% per the most recent prospectus.

**	The Bloomberg Barclays U.S. Intermediate Credit Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 1 year and less than 10 years. Investors may not invest directly in an index.

***	The Sage ESG Credit Bonds Index consists of corporate bonds selected from the Barclays Capital U.S. Intermediate Credit Bond Index that meet Environmental, Social and Governance (ESG) criteria jointly developed by the adviser and Sustainalytics. The Fund’s portfolio holdings may differ significantly from the securities held in the Index, and unlike an exchange traded fund (“ETF”), an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. Investors may not invest directly in an index.

(a)	Inception date is October 31, 2017.

Comparison of the Change in Value of a $10,000 Investment

Portfolio Composition as of August 31, 2019:

Sectors	Percentage of Net Assets
Banks	16.9%
Electric	8.1%
Oil & Gas	8.0%
Multi-National	7.7%
Food	6.9%
Pharmaceuticals	5.8%
Telecommunications	4.5%
Biotechnology	4.4%
Healthcare-Products	4.0%
Computers	3.9%
Other Assets Less Liabilities	29.8%
100.0%

Please refer to the Schedule of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Sage ESG Intermediate Credit ETF
SCHEDULE OF INVESTMENTS
August 31, 2019

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BONDS - 98.0%
	AEROSPACE & DEFENSE - 2.4%
$124,000	Embraer Netherlands Finance BV	5.0500	6/15/2025	$135,859
78,000	Embraer Netherlands Finance BV	5.4000	2/1/2027	88,336
83,000	Northrop Grumman Corp.	3.2500	1/15/2028	88,224
111,000	Rockwell Collins, Inc.	3.2000	3/15/2024	115,406
				427,825
	AIRLINES - 2.2%
192,000	Delta Air Lines, Inc.	3.4000	4/19/2021	194,714
186,000	Delta Air Lines, Inc.	4.3750	4/19/2028	201,274
				395,988
	AUTO MANUFACTURERS - 1.1%
202,000	Toyota Motor Credit Corp.	2.2500	10/18/2023	204,573

	BANKS - 16.9%
90,000	Bank of America Corp.	2.1510	11/9/2020	90,063
86,000	Bank of America Corp., Quarterly US LIBOR +1.0400% *	3.4190	12/20/2028	91,051
194,000	Bank of America Corp., Quarterly US LIBOR +0.6300% *	3.4990	5/17/2022	198,401
84,000	Bank of America Corp.	3.5000	4/19/2026	90,001
5,000	Bank of America Corp., Quarterly US LIBOR +0.7800% *	3.5500	3/5/2024	5,228
129,000	Bank of America Corp.	4.0000	1/22/2025	137,904
185,000	Bank of America Corp.	4.4500	3/3/2026	203,673
86,000	Bank of New York Mellon Corp.	2.6000	8/17/2020	86,524
90,000	Bank of Nova Scotia	2.3500	10/21/2020	90,444
82,000	Bank of Nova Scotia	4.5000	12/16/2025	90,063
115,000	Bank of Nova Scotia, Quarterly US LIBOR +2.6480% *	4.6500	10/12/2022	113,277
210,000	JP Morgan & Chase Co., Quarterly US LIBOR +1.1600% *	3.7020	5/6/2030	229,569
201,000	Kreditanstalt fuer Wiederaufbau	1.6250	3/15/2021	201,036
88,000	Morgan Stanley	2.5000	4/21/2021	88,516
198,000	Morgan Stanley	2.6250	11/17/2021	200,135
89,000	Morgan Stanley	3.1250	1/23/2023	91,799
86,000	Morgan Stanley	3.9500	4/23/2027	92,104
84,000	Royal Bank of Canada	3.7000	10/5/2023	89,361
158,000	Santander Holdings USA, Inc.	3.4000	1/18/2023	162,631
197,000	Santander UK Group Holdings PLC	3.1250	1/8/2021	198,617
88,000	State Street Corp.	2.5500	8/18/2020	88,523
206,000	State Street Corp.	2.6500	5/19/2026	213,182
165,000	State Street Corp.	3.5500	8/18/2025	177,662
				3,029,764
	BEVERAGES - 1.0%
85,000	Coca-Cola Co.	2.9000	5/25/2027	90,703
85,000	PepsiCo, Inc.	3.1000	7/17/2022	88,023
				178,726
	BIOTECHNOLOGY - 4.4%
193,000	Biogen, Inc.	2.9000	9/15/2020	194,206
190,000	Biogen, Inc.	3.6250	9/15/2022	198,064
105,000	Gilead Sciences, Inc.	2.5500	9/1/2020	105,578
85,000	Gilead Sciences, Inc.	3.2500	9/1/2022	88,102
194,000	Gilead Sciences, Inc.	3.6500	3/1/2026	208,752
				794,702
	COMMERCIAL SERVICES - 1.6%
188,000	Automatic Data Processing, Inc.	3.3750	9/15/2025	202,769
87,000	S&P Global, Inc.	3.3000	8/14/2020	87,887
				290,656

See accompanying notes to financial statements.

Sage ESG Intermediate Credit ETF
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2019

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BONDS (Continued) - 98.0%
	COMPUTERS - 3.9%
$194,000	DXC Technology Co.	4.2500	4/15/2024	$205,589
197,000	Hewlett Packard Enterprise Co.	3.6000	10/15/2020	199,892
186,000	Hewlett Packard Enterprise Co.	4.4000	10/15/2022	197,167
88,000	Seagate HDD Cayman	4.8750	6/1/2027	90,627
				693,275
	DIVERSIFIED FINANCIAL SERVICES - 1.1%
192,000	BlackRock, Inc.	3.2000	3/15/2027	205,878

	ELECTRIC - 8.1%
196,000	DTE Energy Co.	3.8000	3/15/2027	212,476
142,000	Exelon Corp.	2.8500	6/15/2020	142,647
200,000	Exelon Corp.	3.4970	6/1/2022	205,654
196,000	Exelon Generation Co. LLC	3.4000	3/15/2022	201,629
100,000	NEXTERA ENERGY CAPITAL, Quarterly US LIBOR +2.4090%	4.8000	12/1/2027	100,261
110,000	NEXTERA ENERGY CAPITAL, Quarterly US LIBOR +3.1560%	5.6500	5/1/2029	117,426
172,000	NSTAR Electric Co.	3.2000	5/15/2027	182,711
202,000	PSEG Power LLC	3.0000	6/15/2021	204,517
85,000	Xcel Energy, Inc.	3.3000	6/1/2025	89,215
				1,456,536
	ELECTRONICS - 2.3%
195,000	Flex Ltd.	4.7500	6/15/2025	209,359
187,000	Keysight Technologies, Inc.	4.5500	10/30/2024	203,508
				412,867
	ENVIRONMENTAL CONTROL - 0.5%
85,000	Waste Management, Inc.	2.9500	6/15/2024	88,457

	FOOD - 6.9%
193,000	General Mills, Inc.	3.7000	10/17/2023	204,296
264,000	Kellogg Co.	2.6500	12/1/2023	268,995
85,000	Kellogg Co.	3.2500	4/1/2026	89,509
305,000	Kellogg Co.	3.4000	11/15/2027	322,748
133,000	Kellogg Co.	4.3000	5/15/2028	149,681
203,000	McCormick & Co., Inc.	3.1500	8/15/2024	211,735
				1,246,964
	FOREST PRODUCTS & PAPER - 1.4%
166,000	Fibria Overseas Finance Ltd.	4.0000	1/14/2025	170,150
82,000	Fibria Overseas Finance Ltd.	5.5000	1/17/2027	88,765
				258,915
	HEALTHCARE-PRODUCTS - 4.0%
187,000	Abbott Laboratories	2.9000	11/30/2021	190,738
193,000	Abbott Laboratories	3.4000	11/30/2023	203,491
191,000	Medtronic, Inc.	3.1500	3/15/2022	197,634
121,000	Medtronic, Inc.	3.5000	3/15/2025	130,679
				722,542
	HEALTHCARE-SERVICES - 0.5%
84,000	UnitedHealth Group, Inc.	3.3500	7/15/2022	87,243

	HOUSEHOLD PRODUCTS/WARES - 0.8%
119,000	Kimberly-Clark Corp.	3.9500	11/1/2028	136,455

	INTERNET - 1.1%
189,000	eBay, Inc.	3.8000	3/9/2022	196,291

	MACHINERY - 0.5%
90,000	John Deere Capital Corp.	2.8000	3/6/2023	92,670

See accompanying notes to financial statements.

Sage ESG Intermediate Credit ETF
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2019

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BONDS (Continued) - 98.0%
	MEDIA - 2.7%
$197,000	Comcast Corp.	3.0000	2/1/2024	$204,958
83,000	Comcast Corp.	3.3000	2/1/2027	88,414
90,000	Comcast Corp.	3.7000	4/15/2024	96,434
84,000	Comcast Corp.	4.1500	10/15/2028	95,395
				485,201
	MULTI-NATIONAL - 7.7%
90,000	Asian Development Bank	1.7500	6/8/2021	90,231
116,000	Asian Development Bank	2.0000	4/24/2026	119,554
82,000	Asian Development Bank	2.6250	1/12/2027	88,149
109,000	European Investment Bank	2.2500	3/15/2022	111,016
90,000	European Investment Bank	2.3750	5/24/2027	95,671
201,000	Inter-American Development Bank	2.1250	1/18/2022	203,885
175,000	International Bank for Reconstruction & Development	1.3750	5/24/2021	174,339
200,000	International Bank for Reconstruction & Development	1.6250	3/9/2021	200,012
205,000	International Bank for Reconstruction & Development	1.7500	4/19/2023	206,783
85,000	International Bank for Reconstruction & Development	2.7800	6/5/2024	85,289
				1,374,929
	OIL & GAS - 8.0%
193,000	Apache Corp.	4.3750	10/15/2028	198,145
192,000	BP Capital Markets America, Inc.	3.2160	11/28/2023	88,698
192,000	BP Capital Markets America, Inc.	3.2240	4/14/2024	200,821
192,000	BP Capital Markets PLC	3.0620	3/17/2022	197,379
189,000	BP Capital Markets PLC	3.5060	3/17/2025	201,641
187,000	BP Capital Markets PLC	3.7230	11/28/2028	205,491
199,000	Canadian Natural Resources Ltd.	2.9500	1/15/2023	202,221
126,000	ConocoPhillips Co.	4.9500	3/15/2026	146,392
				1,440,788
	PHARMACEUTICALS - 5.8%
198,000	AbbVie, Inc.	2.8500	5/14/2023	201,966
115,000	Allergan Funding SCS	3.8000	3/15/2025	120,876
205,000	CVS Health Corp.	2.1250	6/1/2021	205,218
212,000	CVS Health Corp.	2.8750	6/1/2026	213,787
86,000	CVS Health Corp.	3.5000	7/20/2022	89,109
200,000	Pfizer, Inc.	1.9500	6/3/2021	200,638
				1,031,594
	PIPELINES - 1.6%
85,000	ONEOK, Inc.	4.5500	7/15/2028	92,883
169,000	ONEOK, Inc.	7.5000	9/1/2023	198,852
				291,735
	REAL ESTATE - 1.2%
187,000	CBRE Services, Inc.	4.8750	3/1/2026	208,045

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 1.2%
195,000	HCP, Inc.	4.0000	12/1/2022	205,993

	RETAIL - 1.1%
201,000	Macy’s Retail Holdings, Inc.	3.4500	1/15/2021	202,680

	SEMICONDUCTORS - 1.3%
88,000	Intel Corp.	2.4500	7/29/2020	88,414
130,000	Intel Corp.	3.1000	7/29/2022	134,897
				223,311
	SOFTWARE - 1.1%
201,000	Oracle Corp.	2.4000	9/15/2023	204,139

See accompanying notes to financial statements.

Sage ESG Intermediate Credit ETF
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2019

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BONDS (Continued) - 98.0%
	TELECOMMUNICATIONS - 4.5%
$195,000	AT&T, Inc.	4.6000	2/15/2021	$200,843
103,000	Cisco Systems, Inc.	1.8500	9/20/2021	102,952
90,000	Cisco Systems, Inc.	2.4500	6/15/2020	90,346
112,000	Cisco Systems, Inc.	3.0000	6/15/2022	115,833
84,000	Vodafone Group PLC	3.7500	1/16/2024	88,804
192,000	Vodafone Group PLC	4.3750	5/30/2028	215,542
				814,320
	TRANSPORTATION - 1.1%
200,000	United Parcel Service, Inc.	2.5000	4/1/2023	203,587

	TOTAL BONDS (Cost $16,980,950)			17,606,649

	TOTAL INVESTMENTS - 98.0% (Cost $16,980,950)			$17,606,649
	OTHER ASSETS LESS LIABILITIES - 2.0%			352,172
	NET ASSETS - 100.0%			$17,958,821

LLC - Limited Liability Company

PLC - Public Limited Company

*	Variable rate, rate shown represents the rate at August 31, 2019.

See accompanying notes to financial statements.

Sage ESG Intermediate Credit ETF
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2019

ASSETS
Investment securities:
At cost	$16,980,950
At fair value	$17,606,649
Cash	201,169
Dividends and interest receivable	173,111
Receivable due from Advisor (a)	32,286
TOTAL ASSETS	18,013,215

LIABILITIES
Accrued audit fees payable	18,000
Payable to trustees	7,703
Payable to related parties	15,376
Accrued expenses and other liabilities	13,315
TOTAL LIABILITIES	54,394
NET ASSETS	$17,958,821

Net Assets Consist Of:
Paid in capital	$17,342,523
Accumulated earnings	616,298
NET ASSETS	$17,958,821

Net Asset Value Per Share:
Shares:
Net Assets	$17,958,821
Shares of beneficial interest outstanding (b)	350,000

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$51.31

(a)	See footnote 4.

(b)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Sage ESG Intermediate Credit ETF
STATEMENT OF OPERATIONS
For the Year Ended August 31, 2019

INVESTMENT INCOME
Interest	$497,207
TOTAL INVESTMENT INCOME	497,207

EXPENSES
Investment advisory fees	31,133
Administrative services fees	40,128
Professional fees	29,725
Compliance officer fees	25,125
Accounting services fees	17,257
Custodian fees	16,537
Transfer agent fees	13,412
Trustees’ fees and expenses	10,991
Printing and postage expenses	10,016
Insurance expense	474
Other expenses	6,444
TOTAL EXPENSES	201,242
Less: Fees waived and expenses reimbursed by the Advisor	(146,727)
NET EXPENSES	54,515

NET INVESTMENT INCOME	442,692

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain from investments	102,998
Net change in unrealized appreciation on investments	779,351
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	882,349

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,325,041

See accompanying notes to financial statements.

Sage ESG Intermediate Credit ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	August 31, 2019	August 31, 2018 *
FROM OPERATIONS
Net investment income	$442,692	$222,713
Net realized gain (loss) from investments	102,998	(131,349)
Net change in unrealized appreciation (depreciation) on investments	779,351	(153,652)
Net increase (decrease) in net assets resulting from operations	1,325,041	(62,288)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(199,290)
Total distributions paid **	(447,165)	—
Net decrease in net assets from distributions to shareholders	(447,165)	(199,290)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	2,487,333	14,855,190
Net increase in net assets from shares of beneficial interest	2,487,333	14,855,190

TOTAL INCREASE IN NET ASSETS	3,365,209	14,593,612

NET ASSETS
Beginning of Period	14,593,612	—
End of Period ***	$17,958,821	$14,593,612

SHARE ACTIVITY
Shares Sold	50,000	300,000
Net increase from share activity	50,000	300,000

*	The Sage ESG Intermediate Credit ETF commenced operations on October 31, 2017.

**	Distrtibutions from net investment income and net realized capital gains are combined for the year ended August 31, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the period ended August 31, 2018 have not been reclassified to conform to the current year presentation.

***	Net Assets - End of Period includes distributions in excess of net investment income of $23,423 as of August 31, 2018.

See accompanying notes to financial statements.

Sage ESG Intermediate Credit ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	For the	For the
	Year Ended	Period Ended
	August 31,2019	August 31, 2018 (a)

Net asset value, beginning of period	$48.65	$50.00
Activity from investment operations:
Net investment income (b)	1.40	1.01
Net realized and unrealized gain (loss) on investments	2.67	(1.46)
Total from investment operations	4.07	(0.45)
Less distributions from:
Net investment income	(1.41)	(0.90)
Total distributions	(1.41)	(0.90)
Net asset value, end of period	$51.31	$48.65
Market price, end of period	$51.38	$48.63
Total return (c)(d)	8.54%	(0.78)%
Market Price Total return (c)(d)	8.73%	(0.92)%
Net assets, end of period (000s)	$17,959	$14,594
Ratio of gross expenses to average net assets (e)(f)	1.29%	1.93%
Ratio of net expenses to average net assets (e)	0.35%	0.35%
Ratio of net investment income to average net assets (e)	2.84%	2.46%
Portfolio Turnover Rate (c)	69%	65%

(a)	The Sage ESG Intermediate Credit ETF commenced operations on October 31, 2017.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Not annualized for periods less than one year.

(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(e)	Annualized.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

See accompanying notes to financial statements.

Sage ESG Intermediate Credit ETF
NOTES TO FINANCIAL STATEMENTS
August 31, 2019

(1)	ORGANIZATION

The Sage ESG Intermediate Credit ETF (the “Fund”) is a diversified series of Northern Lights Fund Trust IV, a Delaware statutory trust organized on June 2, 2015 (the “Trust”). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). The Fund commenced operations on October 31, 2017. The Fund is an actively managed exchange traded fund (“ETF”). The Fund seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Sage ESG Intermediate Credit Index.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update (“ASU”) 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Sage ESG Intermediate Credit ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2019

Valuation of Underlying Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies (other than those that are exchange-traded). Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Time Deposits - Time deposits are issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the depositor on the date specified with respect to the deposit. Time deposits do not trade in the secondary market prior to maturity. However, some time deposits may be redeemable prior to maturity and may be subject to withdrawal penalties.

In unusual circumstances, securities may be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Sage ESG Intermediate Credit ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2019

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Bonds	$—	$17,606,649	$—	$17,606,649
Total	$—	$17,606,649	$—	$17,606,649

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Schedule of Investments for industry classification.

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders

Ordinarily, dividends from net investment income, if any, are declared and paid monthly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken for open tax year August 31, 2018 or expected to be taken in the Fund’s August 31, 2019 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on industry experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Sage ESG Intermediate Credit ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2019

(3)	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the year ended August 31, 2019 amounted to $12,924,535 and $10,419,447, respectively.

(4)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Sage Advisory Services LTD Co. serves as the Fund’s investment advisor (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services, the Fund pays to the Adviser a monthly investment management fee at an annual rate of 0.20% of its average daily net assets. For the year ended August 31, 2019, the Adviser earned $31,133 in investment management fees.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least December 31, 2019 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 0.35% of average daily net assets. This Agreement may be terminated by the Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. No reimbursement amount will be paid to the Adviser in any fiscal quarter unless the Board has determined in advance that a reimbursement is in the best interest of the Fund and its shareholders.

For the year ended August 31, 2019 the Adviser waived fees and reimbursed expenses in the amount of $146,727 in expenses to the Fund. Due from advisor has been paid.

As of August 31, 2019, the total amount of expense reimbursement subject to recapture is $289,633, of which $142,906 is subject to recapture through August 31, 2021, $146,727 which is subject to recapture through August 31, 2022, pursuant to the Waiver Agreement.

The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor” or “NLD”). The Fund has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Adviser (as a part of the unitary fee) pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

BluGiant, LLC (“BluGiant”), Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Adviser (as a part of the unitary fee).

Northern Lights Compliance Services, LLC (“NLCS”), NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Adviser (as a part of the unitary fee).

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund

Sage ESG Intermediate Credit ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2019

administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

(5)	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund generally imposes transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades, which is payable to the Custodian (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Maximum Additional Variable Charge for Cash
Fee for In-Kind and Cash Purchases	Purchases*
$500	0.40%

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

(6)	FUND RISKS

Fluctuation of Net Asset Value Risk- The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Cboe B2X Exchange, Inc. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. Index based ETFs have generally traded at prices which closely correspond to NAV per share. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the shares will trade at premiums or discounts to NAV.

Index Risk - Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of the Index. Therefore, they would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming.

Fixed Income Risk - When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

LIBOR Risk - The Fund may invest in securities and other instruments whose interest payments are determined by references to the London Interbank Offered Rate (“LIBOR”). According to various reports, certain financial institutions, commencing as early as 2005 and throughout the global financial crisis, routinely made artificially low submissions in the LIBOR setting process. Since

Sage ESG Intermediate Credit ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2019

the LIBOR scandal came to light, several financial institutions have been fined significant amounts by various financial regulators in connection with allegations of manipulation of LIBOR rates. Other financial institutions in various countries are being investigated for similar actions. These developments may have adversely affected the interest rates on securities whose interest payments were determined by reference to LIBOR. Any future similar developments could, in turn, reduce the value of such securities owned by the Fund.

(7)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $16,978,885 and differs from market value by net unrealized appreciation (depreciation) consisted of:

Gross unrealized appreciation:	$627,764
Gross unrealized depreciation:	—
Net unrealized appreciation:	$627,764

The tax character of distributions paid during the fiscal periods ended August 31, 2019 and August 31, 2018 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	August 31, 2019	August 31, 2018
Ordinary Income	$447,165	$199,290
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$447,165	$199,290

As of August 31, 2019, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$16,885	$—	$—	$(28,351)	$—	$627,764	$616,298

The difference between book basis and tax basis undistributed net investment income and unrealized appreciation from investments is primarily attributable to adjustments for perpetual bonds.

At August 31, 2019, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring		CLCF
Expiring	Short-Term	Long-Term	Total	Utilized
$—	$28,351	$—	$28,351	$—

(8)	NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial

Sage ESG Intermediate Credit ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2019

statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. These amendments have been adopted with these financial statements.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. This amendment facilitates compliance of the disclosure of information without significantly altering the information provided to investors. These amendments have been adopted with these financial statements.

(9)	SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Northern Lights Fund TrustIV and

Shareholders of Sage ESG Intermediate Credit ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Sage ESG Intermediate Credit ETF, a series of Northern Lights Fund Trust IV, including the schedule of investments, as of August 31, 2019, the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for the year then ended and for the period from October 31, 2017 (commencement of operations) to August 31, 2018, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of Sage ESG Intermediate Credit ETF as of August 31, 2019, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from October 31, 2017 to August 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2018.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian. We believe that our audits providea reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
October 23, 2019

Sage ESG Intermediate Credit ETF
EXPENSE EXAMPLES (Unaudited)
August 31, 2019

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2019 to August 31, 2019 (the ’‘period’’).

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending	Expenses Paid	Expense Ratio
	Value	Account Value	During the Period	During the Period
Actual	3/1/19	8/31/19	3/1/19 - 8/31/19*	3/1/19 - 8/31/19
	$1,000.00	$1,060.90	$1.82	0.35%

	Beginning Account	Ending	Expenses Paid	Expense Ratio
Hypothetical	Value	Account Value	During the Period	During the Period
(5% return before expenses)	3/1/19	8/31/19	3/1/19 - 8/31/19*	3/1/19 - 8/31/19
	$1,000.00	$1,023.44	$1.79	0.35%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

Sage ESG Intermediate Credit ETF
SUPPLEMENTAL INFORMATION (Unaudited)
August 31, 2019

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17645 Wright Street, Suite 200, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office *	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Joseph Breslin Year of Birth: 1953	Independent Trustee and Chairman of the Board since 2015	President and Consultant, Adviser Counsel, Inc. (formerly J.E. Breslin & Co.) (management consulting firm to investment advisers), (since 2009); Senior Counsel, White Oak Global Advisors, LLC. (since 2016).	1	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Director, Kinetics Mutual Funds, Inc. (since 2000); Trustee, Kinetics Portfolios Trust (since 2000); Trustee, Forethought Variable Insurance Trust (since 2013); Trustee, BlueArc Multi- Strategy Fund (2014-2017); Hatteras Trust (2004-2016)
Thomas Sarkany Year of Birth: 1946	Independent Trustee since 2015	Founder and President, TTS Consultants, LLC (financial services) (since 2010).	1	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Arrow Investments Trust (since 2014), Arrow ETF Trust (since 2012), Trustee, Northern Lights Fund Trust II (since 2011); Director, Aquila Distributors (since 1981)
Charles Ranson Year of Birth: 1947	Independent Trustee since 2015	Principal, Ranson & Associates (strategic analysis and planning, including risk assessment and capital formation for entrepreneurial ventures) (since 2003); GR Group (since 2008).	1	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Advisors Preferred Trust (since November 2012)

8/31/19 – NLFT IV_v3

Sage ESG Intermediate Credit ETF
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
August31, 2019

Officers

Name, Address and Year of Birth	Position/Term of Office *	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Wendy Wang 80 Arkay Drive Hauppauge, NY 11788 Born in 1970	President since 2015	Senior Vice President, Director of Tax and Compliance Administration, Gemini Fund Services, LLC (since 2012).	N/A	N/A
Sam Singh 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Treasurer since 2015	Vice President, Gemini Fund Services, LLC (since 2015); Assistant Vice President, Gemini Fund Services, LLC (2011-2014).	N/A	N/A
Jennifer Farrell 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Secretary since 2017	Manager, Legal Administration, Gemini Fund Services, LLC (since 2018); Senior Paralegal, Gemini Fund Services, LLC (since 2015); Legal Trainer, Gemini Fund Services, LLC (2013-2015); Senior Paralegal, Gemini Fund Services, LLC (2006-2012).	N/A	N/A
James Ash Born in 1976	Chief Compliance Officer since 2019	Senior Compliance Officer, Northern Lights Compliance, LLC (since 2019); Senior Vice President, National Sales Gemini Fund Services, LLC (2017-2019); Senior Vice President and Director of Legal Administration, Gemini Fund Services, LLC (2012 -2017).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of August 31, 2019 the Trust was comprised of 18 [other] active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-888-724-3911.

8/31/19 – NLFT IV_v3

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-888-724-3911 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. The information on Form N-Q is available without charge, upon request, by calling 1-888-724-3911.

Adviser
Sage Advisory Services LTD Co.
5900 Southwest Parkway
Building 1
Austin, TX 78735-6202

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Joseph Breslin is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Breslin is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees
2019	$12,900
2018	$12,500

(b)	Audit-Related Fees

2019 – None

2018 – None

(c)	Tax Fees

2019       $2,600

2018       $2,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2019 - None

2018 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

2018   2019

Audit-Related Fees:            0.00% 0.00%

Tax Fees:           0.00% 0.00%

All Other Fees:          0.00% 0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2018 - $0

2019 - $0

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 11/8/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 11/8/19

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 11/8/19